LEASES - Deferred Lease Revenue is Recognized (Details) $ in Thousands	9 Months Ended
Sep. 30, 2025 USD ($)
Lessor, Operating Lease Revenue Recognized [Roll Forward]
Beginning balance	$ 0
Lease billings in advance of performance obligation	133,333
Revenue recognized during the period	0
Ending Balance	$ 133,333